Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and equipment, net
Total property and equipment	$ 7,397,492		¥ 46,944,565		¥ 48,268,634
Accumulated depreciation	(5,690,734)		(26,805,614)		(37,132,035)
Property and equipment, net	1,706,758		20,138,951		11,136,599
Depreciation	1,550,158	¥ 10,114,779	10,544,813	¥ 9,245,203
Gains from the disposal of property and equipment	(9,075)	¥ (59,213)	2,389	¥ 66
Computer and transmission equipment
Property and equipment, net
Total property and equipment	3,388,058		21,552,895		22,107,077
Furniture and office equipment
Property and equipment, net
Total property and equipment	561,419		3,732,638		3,663,257
Leasehold improvements
Property and equipment, net
Total property and equipment	3,322,942		20,842,929		21,682,197
Motor vehicles
Property and equipment, net
Total property and equipment	$ 125,073		¥ 816,103		¥ 816,103